Financial Risk Management - Liquidity Risk (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 03, 2017	Dec. 31, 2019	Dec. 31, 2018
Loan from related parties new sponsor credit facility
Financial Risk Management
Interest rate	9.125%
Percentage of commitment fee on the undrawn balance	1.00%
Liquidity risk
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 1,590,998	$ 1,634,847
Derivative financial liabilities, undiscounted cash flows		(9,380)	7,090
Liquidity risk | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		36,310	31,506
Derivative financial liabilities, undiscounted cash flows		21	876
Liquidity risk | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		41,741	42,686
Derivative financial liabilities, undiscounted cash flows		(41)	317
Liquidity risk | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		125,057	465,822
Derivative financial liabilities, undiscounted cash flows		(1,594)	3,450
Liquidity risk | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,099,303	740,913
Derivative financial liabilities, undiscounted cash flows		(7,766)	2,551
Liquidity risk | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		288,587	353,920
Derivative financial liabilities, undiscounted cash flows			(104)
Liquidity risk | Interest rate swaps
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		(9,373)	6,534
Liquidity risk | Interest rate swaps | Less than 1 month
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		12	773
Liquidity risk | Interest rate swaps | 1 - 3 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		(57)	120
Liquidity risk | Interest rate swaps | 3 - 12 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		(1,562)	3,194
Liquidity risk | Interest rate swaps | 1 - 5 years
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		(7,766)	2,551
Liquidity risk | Interest rate swaps | Later than five years
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows			(104)
Liquidity risk | Forward foreign exchange contracts
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		(7)	556
Liquidity risk | Forward foreign exchange contracts | Less than 1 month
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		9	103
Liquidity risk | Forward foreign exchange contracts | 1 - 3 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		16	197
Liquidity risk | Forward foreign exchange contracts | 3 - 12 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		(32)	256
Liquidity risk | Trade accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		16,630	7,626
Liquidity risk | Trade accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		13,588	7,543
Liquidity risk | Trade accounts payable | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,982	34
Liquidity risk | Trade accounts payable | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		60	33
Liquidity risk | Trade accounts payable | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows			16
Liquidity risk | Due to related parties
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		5,642	2,623
Liquidity risk | Due to related parties | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		5,642	2,623
Liquidity risk | Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		22,030	32,256
Liquidity risk | Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		8,549	9,405
Liquidity risk | Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		9,454	17,867
Liquidity risk | Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		4,027	4,984
Liquidity risk | Other non-current liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		231	264
Liquidity risk | Other non-current liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		231	264
Liquidity risk | Lease liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		932
Liquidity risk | Lease liabilities | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		42
Liquidity risk | Lease liabilities | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		85
Liquidity risk | Lease liabilities | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		377
Liquidity risk | Lease liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		428
Liquidity risk | Floating interest rate | Loans received
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 1,544,462	$ 1,590,523
Interest rate		4.05%	4.76%
Liquidity risk | Floating interest rate | Loans received | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 14,131	$ 14,558
Liquidity risk | Floating interest rate | Loans received | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		23,500	22,087
Liquidity risk | Floating interest rate | Loans received | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		120,116	460,339
Liquidity risk | Floating interest rate | Loans received | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,098,128	739,619
Liquidity risk | Floating interest rate | Loans received | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		288,587	353,920
Liquidity risk | Fixed interest rate | Loans received
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,071	1,555
Liquidity risk | Fixed interest rate | Loans received | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		78	75
Liquidity risk | Fixed interest rate | Loans received | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		477	466
Liquidity risk | Fixed interest rate | Loans received | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 516	$ 1,014
Liquidity risk | Fixed interest rate | Loans received | Loan from related parties new sponsor credit facility
Financial Risk Management
Percentage of commitment fee on the undrawn balance		1.00%	1.00%
Liquidity risk | Fixed interest rate | Loans received | Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Revolving credit facility)
Financial Risk Management
Percentage of commitment fee on the undrawn balance		0.90%	0.90%
Liquidity risk | Fixed interest rate | Loans received | 2019 Partnership Facility
Financial Risk Management
Percentage of commitment fee on the undrawn balance		0.70%